Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 773	$ 284
Cost of revenues	(2,043)	(448)
Gross Income profit (loss)	(1,270)	(164)
Research and development expenses, net	(1,237)	(2,788)
Marketing, general, and administrative expenses	(1,256)	(1,003)
Total operating expenses	(2,493)	(3,791)
Total operating profit (loss)	(3,763)	(3,955)
Total Financial Expenses net,	(371)	(526)
Net profit (loss)	$ (4,134)	$ (4,481)
Net loss per share attributable to ordinary shareholders, basic (in Dollars per share)	$ (0.001)	$ (0.002)
Net loss per share attributable to ordinary shareholders, diluted (in Dollars per share)	$ (0.001)	$ (0.002)
Weighted average number of shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)	6,364,731,650	2,288,278,248
Weighted average number of shares used in computing net loss per share attributable to ordinary shareholders, diluted (in Shares)	6,364,731,650	2,288,278,248